             As filed with the Securities and Exchange Commission

                             on February 14, 1996

                                      Registration Nos. 33-61997, 811-7343
================================================================================
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549
                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Pre-Effective Amendment No.

                        Post-Effective Amendment No. 1               [X]
                                    and/or

                       REGISTRATION STATEMENT UNDER THE
                        INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 2                      [X]
                       (Check appropriate box or boxes)

                        PRUDENTIAL JENNISON FUND, INC.
              (Exact name of registrant as specified in charter)

                               ONE SEAPORT PLAZA
                           NEW YORK, NEW YORK 10292
              (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code: (212) 214-1250

                              S. Jane Rose, Esq.
                               One Seaport Plaza
                           New York, New York 10292
                    (Name and Address of Agent for Service)

     Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

             It is proposed that this filing will become effective
                           (check appropriate box):

            [_] Immediately upon filing pursuant to paragraph (b)
            [_] on (date) pursuant to paragraph (b)
            [X] 60 days after filing pursuant to paragraph (a)(1)
            [_] on (date) pursuant to paragraph (a)(1)
            [_] 75 days after filing pursuant to paragraph (a)(2)
            [_] on (date) pursuant to paragraph (a)(2) of rule 485.

        Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has previously registered an indefinite number of shares of its Common Stock, par value $.001 per share. The Registrant will file a notice under such Rule for its fiscal year ending September 30, 1996 within 60 days of such date.
================================================================================

CROSS REFERENCE SHEET
(as required by Rule 495)

N-1A Item No.                                     Location
-------------                                     --------

Part A

Item  1. Cover Page...............................Cover Page
Item  2. Synopsis.................................Fund Expenses; Fund Highlights
Item  3. Condensed Financial Information..........Fund Expenses; How the Fund
                                                  Calculates Performance
Item  4. General Description of Registrant........Cover Page; Fund Highlights;
                                                  How the Fund Invests; General
                                                  Information
Item  5. Management of the Fund...................How the Fund is Managed
Item 5A. Management's Discussion of Fund
         Performance..............................Not Applicable
Item  6. Capital Stock and Other Securities.......Taxes, Dividends and
                                                  Distributions; General
                                                  Information
Item  7. Purchase of Securities Being Offered.....Shareholder Guide; How the
                                                  Fund Values its Shares
Item  8. Redemption or Repurchase.................Shareholder Guide; How the
                                                  Fund Values its Shares
Item  9. Pending Legal Proceedings................Not Applicable

Part B

Item 10. Cover Page...............................Cover Page
Item 11. Table of Contents........................Table of Contents
Item 12. General Information and History..........General Information
Item 13. Investment Objectives and Policies.......Investment Objective and
                                                  Policies; Investment
                                                  Restrictions
Item 14. Managment of the Fund....................Directors and Officers;
                                                  Manager; Distributor
Item 15. Control Persons and Principal Holders
         of Securities............................Not Applicable
Item 16. Investment Advisory and Other Services...Manager; Distributor;
                                                  Custodian, Transfer and
                                                  Dividend Disbursing Agent and
                                                  Independent Accountants
Item 17. Brokerage Allocation and Other
         Practices................................Portfolio Transactions
Item 18. Capital Stock and Other Securities.......Not Applicable
Item 19. Purchase, Redemption and Pricing of
         Securities Being Offered.................Purchase and Redemption of
                                                  Fund Shares; Shareholder
                                                  Investment Account; Net Asset
                                                  Value
Item 20. Tax Status...............................Taxes
Item 21. Underwriters.............................Distributor
Item 22. Calculation of Performance Data..........Performance Information
Item 23. Financial Statements.....................Financial Statements

Part C

     Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

Prudential Jennison Fund, Inc.

                             (Class Z Shares)

-------------------------------------------------------------------------------

PROSPECTUS DATED APRIL 15, 1996

-------------------------------------------------------------------------------

Prudential Jennison Fund, Inc. (the Fund) is an open-end, diversified manage-ment investment company whose objective is long-term growth of capital. The Fund seeks to achieve this objective by investing primarily in equity securi-ties (common stock, preferred stock and securities convertible into common stock) of established companies with above-average growth prospects. Current income, if any, is incidental. Under normal market conditions, the Fund in-tends to invest at least 65% of its total assets in equity securities of com-panies that exceed $1 billion in market capitalization. The Fund may also in-vest in (i) equity securities of other companies including foreign issuers,
(ii) investment grade fixed-income securities and (iii) obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, includ-ing mortgage-backed securities. The Fund may engage in various derivative se-curities transactions, such as options on stocks, stock indices and foreign currencies, foreign currency exchange contracts and the purchase and sale of futures contracts on stock indices and options thereon to hedge its portfolio and to attempt to enhance return. There can be no assurance that the Fund's investment objective will be achieved. See "How the Fund Invests--Investment Objective and Policies." The Fund's address is One Seaport Plaza, New York, New York 10292, and its telephone number is (800) 225-1852.

The Fund is not intended to constitute a complete investment program. Because of its objectives and policies and its emphasis on growth stocks, the Fund may be considered subject to greater investment risks than are assumed by certain other investment companies.

Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities In-corporated (the PSI 401(k) Plan or the Plan). Only Class Z shares are offered through this Prospectus. The Fund also offers Class A, Class B and Class C shares through the attached Prospectus dated October 27, 1995 (the Retail Class Prospectus), which is a part hereof.

This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. Additional information about the Fund has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated October 27, 1995, which information is incorporated herein by reference (is legally considered a part of this Pro-spectus) and is available without charge upon request to the Fund, at the ad-dress or telephone number noted above.

-------------------------------------------------------------------------------

Investors are advised to read this Prospectus and retain it for future reference.

-------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 FUND EXPENSES

                                                                  CLASS Z SHARES
                                                                  --------------
 SHAREHOLDER TRANSACTION EXPENSES
  Maximum Sales Load Imposed on Purchases (as a percentage of
   offering price)...............................................      None
  Maximum Sales Load or Deferred Sales Load Imposed on Reinvested
   Dividends.....................................................      None
  Deferred Sales Load (as a percentage of original purchase price
   or redemption proceeds, whichever is lower)...................      None
  Redemption Fees................................................      None
  Exchange Fee...................................................      None
 ANNUAL FUND OPERATING EXPENSES                                   CLASS Z SHARES
  (as a percentage of average net assets)                         --------------
  Management Fees................................................       .60%
  12b-1 Fees.....................................................      None
  Other Expenses.................................................       .52%
                                                                        ---
  Total Fund Operating Expenses..................................      1.12%
                                                                       ====

  EXAMPLE                                                       1 YEAR 3 YEARS
                                                                ------ -------
  You would pay the following expenses on a $1,000 investment, assuming
   (1) 5% annual return and (2) redemption at the end of each time period:
      Class Z..................................................  $11     $36

 The example should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

 The purpose of this table is to assist investors in understanding the various costs and expenses that an investor in Class Z shares of the Fund will bear, whether directly or indirectly. For more complete descriptions of the various costs and expenses, see "How the Fund is Managed." "Other Expenses" includes operating expenses of the Fund, such as directors' and professional fees, registration fees, reports to shareholders, transfer agency and custodian fees and franchise taxes.

  THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND IS MANAGED--DISTRIBUTOR" IN THE RETAIL CLASS PROSPECTUS:

  Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which is reimbursed by or paid for by the Fund.

  THE FOLLOWING INFORMATION SUPPLEMENTS "HOW THE FUND VALUES ITS SHARES" IN THE RETAIL CLASS PROSPECTUS:

  The NAV of Class Z shares will generally be higher than the NAV of Class A, Class B or Class C shares as a result of the fact that the Class Z shares are not subject to any distribution and/or service fee. It is expected, however, that the NAV of the four classes will tend to converge immediately after the recording of dividends, which will differ by approximately the amount of the distribution-related expense accrual differential among the classes.

  THE FOLLOWING INFORMATION SUPPLEMENTS "TAXES, DIVIDENDS AND DISTRIBUTIONS-- TAXATION OF SHAREHOLDERS" IN THE RETAIL CLASS PROSPECTUS:

  As a qualified plan, the PSI 401(k) Plan generally pays no federal income tax. Individual participants in the Plan should consult Plan documents and their own tax advisers for information on the tax consequences associated with participating in the PSI 401(k) Plan.

  The per share dividends on Class Z shares will generally be higher than the per share dividends on Class A, Class B or Class C shares as a result of the fact that Class Z shares are not subject to any distribution or service fee.

  THE FOLLOWING INFORMATION REPLACES THE INFORMATION UNDER "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND" AND "SHAREHOLDER GUIDE--HOW TO SELL YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

  Class Z shares of the Fund are offered exclusively for sale to participants in the PSI 401(k) Plan. Such shares may be purchased or redeemed only by the Plan on behalf of individual Plan participants at NAV without any sales or redemption charge. Class Z shares are not subject to any minimum investment requirements. The Plan purchases and redeems shares to implement the investment choices of individual Plan participants with respect to contributions in the Plan. All purchases by the Plan will be for Class Z shares. Individual Plan participants should contact the Prudential Securities Benefits Department for information on making or changing investment choices. The Prudential Securities Benefits Department is located at One Seaport Plaza, 33rd Floor, New York, New York 10292 and may be reached by calling (212) 214-7194. Participants who wish to transfer their Class Z shares out of the PSI 401(k) Plan following separation from service (i.e., voluntary or involuntary termination of employment or retirement) will receive Class A shares at net asset value.

  The average net asset value per share at which shares of the Fund are purchased or redeemed by the Plan for the accounts of individual plan participants might be more or less than the net asset value per share prevailing at the time that such participants made their investment choices or made their contributions to the Plan.

  THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO EXCHANGE YOUR SHARES" IN THE RETAIL CLASS PROSPECTUS:

  Effective as of the date of this Prospectus, Class A shares held through the PSI 401(k) Plan on behalf of participants will be automatically exchanged for Class Z shares. You should contact the Prudential Securities Benefits Department about how to exchange your Class Z shares for Class Z shares of other Prudential Mutual Funds. See "How to Buy Shares of the Fund" above.

  THE INFORMATION ABOVE ALSO SUPPLEMENTS THE INFORMATION UNDER "FUND HIGHLIGHTS" IN THE RETAIL CLASS PROSPECTUS AS APPROPRIATE.

                      PRUDENTIAL JENNISON FUND, INC.

                    Supplement dated April 15, 1996 to

                    Prospectus dated October 27, 1995

  THE FOLLOWING INFORMATION SUPPLEMENTS "GENERAL INFORMATION--DESCRIPTION OF COMMON STOCK" IN THE PROSPECTUS:

  The Fund is authorized to offer 2.5 billion shares of common stock, $.001 par value per share, divided into four classes of shares, designated Class A, Class B, Class C and Class Z shares. Of the authorized shares of common stock, 1 billion shares consist of Class A common stock, 500 million shares consist of Class B common stock, 500 million shares consist of Class C common stock and 500 million shares consist of Class Z common stock. Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service fees, which may affect performance, (ii) each class has exclusive voting rights on any matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class, (iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan, an employee benefit plan sponsored by Prudential Securities. Since Class B and Class C shares generally bear higher distribution expenses than Class A shares, the liquidation proceeds to shareholders of those classes are likely to be lower than to Class A shareholders and to Class Z shareholders, whose shares are not subject to any distribution and/or service fee. In accordance with the Fund's Articles of Incorporation, the Board of Directors may authorize the creation of additional series and classes within such series, with such preferences, privileges, limitations and voting and dividend rights as the Directors may determine. Currently, the Fund is offering four classes, designated Class A, Class B, Class C and Class Z shares.

  THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER GUIDE--HOW TO BUY SHARES OF THE FUND--REDUCTION AND WAIVER OF INITIAL SALES CHARGES" IN THE PROSPECTUS:

  OTHER WAIVERS. In addition, Class A shares may be purchased at NAV, through Prudential Securities or the Transfer Agent, by the following persons: (a) officers and current and former Directors/Trustees of the Prudential Mutual Funds (including the Fund), (b) employees of Prudential Securities and PMF and their subsidiaries and members of the families of such persons who maintain an "employee related" account at Prudential Securities or the Transfer Agent, (c) employees and special agents of Prudential and its subsidiaries and all persons who have retired directly from active service with Prudential or one of its subsidiaries, (d) registered representatives and employees of dealers who have entered into a selected dealer agreement with Prudential Securities provided that purchases at NAV are permitted by such person's employer and (e) investors who have a business relationship with a financial adviser who joined Prudential Securities from another investment firm, provided that (i) the purchase is made within 180 days of the commencement of the financial adviser's employment at Prudential Securities, or within one year in the case of Benefit Plans, (ii) the purchase is made with proceeds of a redemption of shares of any open-end fund sponsored by the financial adviser's previous employer (other than a money market fund or other no-load fund which imposes a distribution or service fee of .25 of 1% or less) and (iii) the financial adviser served as the client's broker on the previous purchase.

  You must notify the Transfer Agent either directly or through Prudential Securities or Prusec that you are entitled to the reduction or waiver of the sales charge. The reduction or waiver will be granted subject to confirmation of your entitlement. No initial sales charges are imposed upon Class A shares acquired upon the reinvestment of dividends and distributions. See "Purchase and Redemption of Fund Shares--Reduction and Waiver of Initial Sales Charges-- Class A Shares" in the Statement of Additional Information.

  THE FOLLOWING INFORMATION FOR THE CLASS Z SHARES SUPPLEMENTS "HOW THE FUND CALCULATES PERFORMANCE" IN THE PROSPECTUS:

  The Fund will include performance data for each class of shares offered through the Prospectus in any advertisement or information including performance data of the Fund.

                      PRUDENTIAL JENNISON FUND, INC.

                    Supplement dated April 15, 1996 to

        Statement of Additional Information dated October 27, 1995

  THE FOLLOWING INFORMATION SUPPLEMENTS "DIRECTORS AND OFFICERS" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  As of February 2, 1996, the Directors and officers of the Fund, as a group, owned less than 1% of the outstanding common stock of the Fund and there were no beneficial owners, directly or indirectly, of 5% or more of the outstanding shares of any class of common stock of the Fund.

  As of February 2, 1996, Prudential Securities was the record holder for other beneficial owners of 6,033,455 Class A shares (or 97% of the outstanding Class A shares), 12,449,657 Class B shares (or 98% of the outstanding Class B shares) and 1,086,991 Class C shares (or 99% of the outstanding Class C shares) of the Fund. In the event of any meetings of shareholders, Prudential Securities will forward, or cause the forwarding of, proxy materials to the beneficial owners for which it is the record holder.

  THE FOLLOWING INFORMATION SUPPLEMENTS "DISTRIBUTOR" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Prudential Securities serves as the Distributor of Class Z shares and incurs the expenses of distributing the Fund's Class Z shares under a Distribution Agreement with the Fund, none of which are reimbursed by or paid for by the Fund.

  THE FOLLOWING INFORMATION SUPPLEMENTS "PURCHASE AND REDEMPTION OF FUND SHARES" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  Shares of the Fund may be purchased at a price equal to the next determined net asset value per share plus a sales charge which, at the election of the investor, may be imposed either (i) at the time of purchase (Class A shares) or (ii) on a deferred basis (Class B or Class C shares). Class Z shares of the Fund are not subject to any sales or redemption charge and are offered exclusively for sale to participants in the Prudential Securities 401(k) Plan, an employee benefit plan sponsored by Prudential Securities (the PSI 401(k)
Plan). See "Shareholder Guide--How to Buy Shares of the Fund" in the
Prospectus.

  Each class represents an interest in the same assets of the Fund and is identical in all respects except that (i) each class is subject to different sales charges and distribution and/or service expenses, which may affect performance, (ii) each class has exclusive voting rights on any other matter submitted to shareholders that relates solely to its arrangement and has separate voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of any other class,
(iii) each class has a different exchange privilege, (iv) only Class B shares have a conversion feature and (v) Class Z shares are offered exclusively for sale to participants in the PSI 401(k) Plan. See "Distributor." Each class also has separate exchange privileges. See "Shareholder Investment Account-- Exchange Privilege."

SPECIMEN PRICE MAKE-UP SHEET

  Under the current distribution arrangements between the Fund and the Distributor, Class Z shares are sold at net asset value. Using the Fund's net asset value at February 9, 1996, the maximum offering price of Class Z shares is as follows:

CLASS Z
Net asset
 value,
 offering
 price and
 redemption
 price per
 Class Z
 share*...  $10.50
            ======

  THE FOLLOWING INFORMATION SUPPLEMENTS "SHAREHOLDER INVESTMENT ACCOUNT-- EXCHANGE PRIVILEGE" IN THE STATEMENT OF ADDITIONAL INFORMATION:

  CLASS Z. Class Z shares may be exchanged for Class Z shares of the funds listed below which participate in the PSI 401(k) Plan. No fee or sales load will be imposed upon the exchange.

    Prudential Allocation Fund (Balanced Portfolio)

    Prudential Equity Income Fund

    Prudential Equity Fund, Inc.

    Prudential Global Fund, Inc.

    Prudential Government Income Fund, Inc.

    Prudential Government Securities Trust (Money Market Series)

    Prudential High Yield Fund, Inc.

    Prudential Jennison Fund, Inc.

    Prudential MoneyMart Assets, Inc.

    Prudential Multi-Sector Fund, Inc.

    Prudential Pacific Growth Fund, Inc.

    Prudential Utility Fund, Inc.

        The Prospectus and Statement of Additional Information dated October 27, 1995, as supplemented, are incorporated herein by reference in their entirety from Pre-Effective Amendment No. 1 to Registrant's Registration Statement (File No. 33-61997) filed via EDGAR on September 19, 1995, and as filed via EDGAR under Rule 497 on November 1, 1995.

                               OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS.

    (a)  FINANCIAL STATEMENTS:

           (1) Financial Statements included in the Prospectus constituting Part A of this Registration Statement:

                None.

           (2) Financial Statements included in the Statement of Additional Information constituting Part B of this Registration Statement:

                Statement of Assets and Liabilities as of September 13, 1995.

                Independent Auditor's Report.

    (b)  EXHIBITS:

            1.  (a)  Articles of Incorporation, incorporated by reference to
                Exhibit 1(a) to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

                (b) Articles of Amendment incorporated by reference to Exhibit 1(b) to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

                (c)  Amended and Restated Articles of Incorporation.*

           2. By-Laws incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

           3.   Not Applicable.

           4. Instruments defining rights of shareholders incorporated by reference to Exhibit 4 to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

           5. (a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc.*

     (b)  Subadvisory Agreement between Prudential Mutual Fund
          Management, Inc. and Jennison Associates Capital Corp. *

6. (a) Distribution Agreement between the Registrant and Prudential Securities Incorporated. *

     (b) Form of Selected Dealer Agreement incorporated by reference to Exhibit No. 6(b) to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.


7.   Not Applicable.

8. Form of Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit No. 8 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.


9. Form of Transfer Agency and Service Agreement between the Registrant and Prudential Mutual Fund Services, Inc. incorporated by reference to Exhibit No. 9 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.

10. Opinion of Shereff, Friedman, Hoffman & Goodman, LLP. incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.

11.  Consent of Independent Accountants. *

12.  Not Applicable.

13.  Purchase Agreement. *

14.  Not Applicable.

15.  (a)  Distribution and Service Plan for Class A Shares. *

     (b)  Distribution and Service Plan for Class B Shares. *

     (c)  Distribution and Service Plan for Class C Shares. *

16.  Schedule of Computation of Performance Quotations. **

17.  Financial Data Schedules filed as Exhibit 27 for electronic purposes.**

18.  Rule 18F-3 Plan. *

------------------
*  Filed herewith.
** To be filed by amendment.

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH
REGISTRANT.

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES.

          As of February 2, 1996 there were 5,712, 13,636, 918, and
0 record holders of Class A, Class B, Class C, and Class Z common stock, $.001 par value per share, of the Registrant, respectively.

ITEM 27. INDEMNIFICATION.

          As permitted by Section 17(h) and (i) of the Investment Company Act of 1940 (the 1940 Act) and pursuant to Article VI of the Fund's By-Laws (Exhibit 2 to the Registration Statement), officers, directors, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, director, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Section 2-418 of the Maryland General Corporation Law permits indemnification of directors who acted in good faith and reasonably believed that the conduct was in the best interests of the Registrant. As permitted by Section
17(i) of the 1940 Act, pursuant to Section 10 of each Distribution Agreement (Exhibit 6 to the Registration Statement), each Distributor of the Registrant may be indemnified against liabilities which it may incur, except liabilities arising from bad faith, gross negligence, willful misfeasance or reckless disregard of duties.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 (Securities Act) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1940 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities
(other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1940 Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers and directors under certain circumstances.

          Section 9 of the Management Agreement (Exhibit 5(a) to the Registration Statement) and Section 4 of the Subadvisory Agreement (Exhibit 5(b) to the Registration Statement) limit the liability of Prudential Mutual Fund Management, Inc. (PMF) and Jennison Associates Capital Corp. (Jennison), respectively, to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

          The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws and the Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

          Under Section 17(h) of the 1940 Act, it is the position of the staff of the Securities and Exchange Commission that if there is neither a court determination on the merits that the defendant is not liable nor a court determination that the defendant was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of one's office, no indemnification will be permitted unless an independent legal counsel (not including a counsel who does work for either the Registrant, its investment adviser, its principal underwriter or persons affiliated with these persons) determines, based upon a review of the facts, that the person in question was not guilty of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Under its Articles of Incorporation, the Registrant may advance funds to provide for indemnification. Pursuant to the Securities and Exchange Commission staff's position on Section
17(h) advances will be limited in the following respect:

          (1) Any advances must be limited to amounts used, or to be used, for the preparation and/or presentation of a defense to the action (including cost connected with preparation of a settlement);

          (2) Any advances must be accompanied by a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds the amount to which it is ultimately determined that he is entitled to receive from the Registrant by reason of indemnification;

          (3) Such promise must be secured by a surety bond or other suitable insurance and;

          (4) Such surety bond or other insurance must be paid for by the recipient of such advance.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

    (a) Prudential Mutual Fund Management, Inc.

          See "Management of the Fund-Manager" in the Prospectus constituting Part A of this Registration Statement and "Manager" in the Statement of Additional Information constituting Part B of this Registration Statement.

          The business and other connections of the officers of PMF are listed in Schedules A and D of Form ADV of PMF as currently on file with the Securities and Exchange Commission, the text of which is hereby incorporated by reference (File No. 801-31104, filed
March 1995).

          The business and other connections of PMF's directors and principal executive officers are set forth below. Except as otherwise indicated, the address of each person is One Seaport
Plaza, New York, NY 10292.

Name and Address                  Position with PMF        Principal Occupation
----------------                  -----------------        --------------------
Brendan D. Boyle                  Executive Vice           Executive Vice
                                  President, Director      President, Director
                                  of Marketing and         of Marketing and
                                  Director                 Director, PMF; Senior
                                                           Vice President,
                                                           Prudential Securities
                                                           Incorporated
                                                           (Prudential
                                                           Securities);
                                                           Chairman and
                                                           Director, Prudential
                                                           Mutual Fund
                                                           Distributors, Inc.
                                                           (PMFD)

Stephen P. Fisher                 Senior Vice President    Senior Vice President
                                                           President, PMF;
                                                           Senior Vice
                                                           President, Prudential
                                                           Securities; Vice
                                                           President, PMFD


Frank W. Giordano                 Executive Vice           Executive Vice
                                  President, General       General Counsel,
                                  Counsel, Secretary       Secretary and
                                  and Director             Director, PMF and
                                                           PFMD; Senior Vice
                                                           President, Prudential
                                                           Securities; Director,
                                                           Prudential Mutual
                                                           Fund Services, Inc.
                                                           (PMFS)

Robert F. Gunia                   Executive Vice           Executive Vice President,
                                  President, Chief         Chief Financial and
                                  Financial and            Administrative Officer,
                                  Administrative Officer,  Treasurer and Director,
                                  Treasurer and Director   PMF; Senior Vice President,
                                                           Prudential Securities; Executive
                                                           Vice President, Chief Financial
                                                           Officer, Treasurer and Director,
                                                           PMFD; Director PMFS

Theresa A. Hamacher               Director                 Director, PMF; Vice President,
                                                           Prudential; Vice President, Prudential
                                                           Investment Corporation (PIC)

Timothy J. O'Brien                Director                 President, Chief Executive Officer,
                                                           Chief Operating Officer and Director, PMFD;
                                                           Chief Executive Officer and Director, PMFS;
                                                           Director, PMF

Richard A. Redeker                President, Chief         President, Chief Executive Officer
                                  Executive Officer        and Director, PMF; Executive Vice President,
                                  and Director             Director and Member of the Operating Committee,
                                                           Prudential Securities; Director, Prudential
                                                           Securities Group, Inc. (PSG); Executive Vice
                                                           President, PIC; Director, PMFD; Director, PMFS

S. Jane Rose                      Senior Vice President,   Senior Vice President,
                                  Senior Counsel, and      Senior Counsel, and Assistant
                                  Assistant Secretary      Secretary, PMF; Senior Vice President
                                                           and Senior Counsel, Prudential Securities


     (b) Jennison Associates Capital Corp.

     See "Management of the Fund-Subadviser" in the Prospectus constituting Part A of this Registration Statement and "Subadviser" in the Statement of Additional Information constituting Part B of this Registration Statement.

     The business and other connections of Jennison directors and executive officers are as set forth below. Except as otherwise indicated, the address of each person is 466 Lexington Avenue, New York, NY 10017.

Name and Address          Position with Jennison         Principal Occupations
----------------          ----------------------         ---------------------

Blair A. Boyer            Senior Vice President          Senior Vice President
                          and Director                   and Director, Jennison

Robert B. Corman          Senior Vice President          Senior Vice President
                          and Director                   and Director, Jennison

Michael A. Del Balso      Senior Vice President,         Senior Vice President,
                          Director of Internal           Director of Internal
                          Research and Director          Research, and Director,
                                                         Jennison

Thomas F. Doyle           Executive Vice President       Executive Vice
                          and Director                   President and Director,
                                                         Jennison

John H. Feingold          Senior Vice President          Senior Vice President
                          and Director                   and Director, Jennison;
                                                         Senior Vice President,
                                                         JACC Services Corp.

William K. Dugdale        Senior Vice President          Senior Vice President
                          and Director                   and Director, Jennison


Joseph P. Ferrugio        Senior Vice President          Senior Vice President
                          and Director                   and Director,
                                                         Jennison; Senior Vice
                                                         President, JACC
                                                         Services Corp.

Bradley L. Goldberg       Executive Vice President       Executive Vice
                          and Director                   President and Director,
                                                         Jennison; Director,
                                                         JACC Services Corp.


John H. Hobbs             Chairman and Chief             Chairman and Chief
                          Executive Officer and          Executive Officer and
                          Director                       Director, Jennison;
                                                         President, JACC
                                                         Services Corp.

James N. Kannry           Senior Vice President,         Senior Vice President,
                          Treasurer and Director         Treasurer and Director,
                                                         Jennison; Senior Vice
                                                         President, Treasurer
                                                         and Director, JACC
                                                         Services Corp.

Harry E. Knapp            Director                       Director, Jennison;
                                                         President, Chairman of
                                                         the Board, Chief
                                                         Executive Officer and
                                                         Director, PIC; Vice
                                                         President, Prudential

Karen E. Kohler           Senior Vice President,         Senior Vice President,
                          Chief Compliance Officer       Chief Compliance
                          Assistant Treasurer and        Officer, Assistant
                          Secretary                      Treasurer and
                                                         Secretary, Jennison;
                                                         Senior Vice President,
                                                         Assistant Treasurer and
                                                         Secretary, JACC
                                                         Services Corp.

Jonathan R. Longley  Executive Vice President    Executive Vice President
                      and Director               and Director, Jennison

Philip H.B. Moss     Executive Vice President    Executive Vice President
                      and Director               and Director, Jennison

David T. Poiesz      Senior Vice President       Senior Vice President
                      and Director               and Director, Jennison

Michael H. Porreca   Senior Vice President       Senior Vice President
                      and Director               and Director, Jennison


Spiros Segalas       President, Chief Investment President, Chief Investment
                      Officer and Director       Officer and Director, Jennison;
                                                 Director, JACC Services Corp.

Lulu C. Wang         Executive Vice President    Executive Vice President
                      and Director               and Director, Jennison

Catherine D. Wood    Senior Vice President       Senior Vice President and
                      and Director               Director, Jennison


       ITEM 29. PRINCIPAL UNDERWRITERS

            (a) Prudential Securities Incorporated

  Prudential Securities is distributor for Command Government Fund, Command Money Fund, Command Tax-Free Fund, Prudential Government Securities Trust (Intermediate Term Series, Money Market Series and U.S. Treasury Money Market Series), Prudential-Bache MoneyMart Assets (d/b/a Prudential MoneyMart Assets), Prudential Institutional Liquidity Portfolio, Inc., Prudential-Bache Special Money Market Fund, Inc., (d/b/a Prudential Special Money Market Fund), Prudential Tax-Free Money Fund, Inc. Prudential Jennison fund, Inc., The Target Portfolio Trust Prudential Allocation Fund, Prudential California Municipal Fund, Prudential Diversified Bond Fund, Inc., Prudential Equity Fund, Inc., Prudential Equity Income Fund, Prudential Europe Growth Fund Inc., Prudential Global Fund, Inc., Prudential Global Genesis Fund, Inc., Prudential Global Limited Maturity Fund, Inc., Prudential Global Natural Resources Fund,Inc., Prudential Government Income Fund, Inc., Prudential Growth Opportunity Fund, Inc., Prudential High Yield Fund, Prudential Intermediate Global Income Fund, Inc., Prudential Mortgage Income Fund,Inc., Prudential Multi-Sector Fund, Inc., Prudential Municipal Bond Fund, Prudential Municipal Series Fund Prudential National Municipals Fund, Inc., Prudential Pacific Growth Fund, Inc., Prudential Structured Maturity Fund, Inc., Prudential Utility Fund, Inc., The Global Government Plus Fund, Inc., The Global Total Return Fund, Inc., Global Utility Fund, Inc., Nicholas-Applegate Fund, Inc. (Nicholas-Applegate Growth Equity
Fund) and The BlackRock Government Income Trust. Prudential Securities is also a depositor for the following unit investment trust:


                  Corporate Investment Trust Fund
                  Prudential Equity Trust Shares
                  National Equity Trust

                            Prudential Unit Trusts
                            Government Securities Equity Trust
                            National Municipal Trust

     (b) Information concerning the directors and officers of Prudential Securities Incorporated is set forth below:


                                POSITION AND               POSITION AND
                                OFFICES WITH               OFFICES WITH
NAME (1)                        UNDERWRITER                 REGISTRANT
--------                        ------------               ------------

Robert Golden ...............   Executive Vice President   None
                                and Director

Alan D. Hogan................   Executive Vice President   None
                                and Director

George A. Murray.............   Executive Vice President   None
                                and Director

Leland B. Paton           Executive Vice President             None
                           and Director

Vincent T. Pica, II       Executive Vice President             None
                           and Director

Richard A. Redeker        Executive Vice President             President and
                           and Director                        Director

Gregory W. Scott          Executive Vice President,            None
                           Chief Financial Officer
                           and Director


Hardwick Simmons          Chief Executive Officer,             None
                           President and Director

Lee B. Spencer            Executive Vice President,            None
                           Secretary, General Counsel
                           and Director


      (c) Registrant has no principal underwriter who is not an affiliated person of the Registrant.

---------------

(1) The address of each person named is One Seaport Plaza, New York, New York 10292 unless otherwise indicated.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

    All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts, 02171, Jennison Associates Capital Corp., 466 Lexington Avenue, New York, N.Y. 10017, the Registrant, One Seaport Plaza, New York, New York, and Prudential Mutual Fund Services, Inc., Raritan Plaza One, Edison, New Jersey. Documents required by Rules 31a-1(b)(5), (6), (7), (9), (10) and (11) and 31a-1(f) will be kept at 466 Lexington Avenue, documents required by Rules 31a-1(b)(4) and (11) and 31a-1(d) at One Seaport Plaza and the remaining accounts, books and other documents required by such other pertinent provisions of Section 31(a) and the Rules promulgated thereunder will be kept by State Street Bank and Trust Company and Prudential Mutual Fund Services, Inc.

ITEM 31.  MANAGEMENT SERVICES

    Other than as set forth under captions "Management of the Fund-Manager" and "Management of the Fund-Distributor" in the Prospectus and the captions "Manager" and "Distributor" in the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement, Registrant is not a party to any management-related service contract.

ITEM 32. UNDERTAKINGS

      Registrant makes the following undertaking:

      To file a post-effective amendment, using financial statements which may not be certified, within four to six months from the first effective date (October 25, 1995)

      To furnish each person to whom a Prospectus is delivered with a copy of Registrant's latest annual report to shareholders upon request and without charge.

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 14th day of February, 1996.


                PRUDENTIAL JENNISON FUND, INC.

                    By  /s/ Richard A. Redeker
                        ----------------------
                        Richard A. Redeker
                        President

        Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


    Signature                 Title                      Date
 --------------               -----                      ----

/s/ Richard A. Redeker        President and             February 14, 1996
----------------------        Director
    Richard A. Redeker

/s/ Thomas R. Anderson        Director                  February 14, 1996
----------------------
    Thomas R. Anderson

/s/ Eugene C. Dorsey          Director                  February 14, 1996
----------------------
    Eugene C. Dorsey

/s/ Robin B. Smith            Director                  February 14, 1996
----------------------
    Robin B. Smith

/s/ Eugene S. Stark           Treasurer and             February 14, 1996
----------------------        Principal
    Eugene S. Stark           Financial and
                              Accounting Officer

                        PRUDENTIAL JENNISON FUND, INC.

                                 EXHIBIT INDEX
                                 -------------

1(a) Articles of Incorporation incorporated by reference to Exhibit 1(a) to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

1(b)                Articles of Amendment incorporated by reference to
                    Exhibit 1(b) to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

1(c)                Amended and Restated Articles of Incorporation.*

2 By-Laws incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No.
                    33-61997) filed on August 22, 1995.

4 Instrument Defining Rights of Shareholders incorporated by reference to Exhibit 2 to the Registration Statement on Form N-1A (File No. 33-61997) filed on August 22, 1995.

5(a) Management Agreement between the Registrant and Prudential Mutual Fund Management, Inc.*


5(b) Subadvisory Agreement between Prudential Mutual Fund Management, Inc. and Jennison Associates
                    Capital Corp.*

6(a) Distribution Agreement between the Registrant and Prudential Securities, Incorporated.*

6(b) Form of Selected Dealer Agreement incorporated by reference to Exhibit No. 6(b) to Pre-Effective Amend-ment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.

7                   Not Applicable

8 Form of Custodian Contract between the Registrant and State Street Bank and Trust Company incorporated by reference to Exhibit No. 8 to Pre-Effective Amend-ment No. 1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.

9 Form of Transfer Agency and Service Agreement between Registrant and Prudential Mutual Fund Services, Inc. incorporated by reference to Exhibit No. 9 to Pre-Effective Amendment No.1 to the Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.


10 Opinion of Shereff, Friedman, Hoffman & Goodman, LLP incorporated by reference to Exhibit No. 10 to Pre-Effective Amendment No.1 to the
                    Registration Statement on Form N-1A (File No. 33-61997) filed via EDGAR on September 19, 1995.

11                  Consent of Deloitte & Touche LLP.*

12                  Not Applicable

13                  Purchase Agreement.*

14                  Not Applicable

15(a)               Plan of Distribution pursuant to Rule 12b-1
                    (Class A Shares).*

15(b)               Plan of Distribution pursuant to Rule 12b-1
                    (Class B Shares).*

15(c)               Plan of Distribution pursuant to Rule 12b-1
                    (Class C Shares).*

16                  Schedule of Computation of Performance Quotations.**

17 Financial Data Schedules, filed as Exhibit 27 for electronic purposes.**

18                  Rule 18f-3 Plan.*

----------------
*  Filed herewith.
** To be filed by Amendment.